Payables to non-controlling interests (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended		36 Months Ended
		Jan. 31, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2012 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders					¥ 233,135	¥ 135,339		$ 33,578
Other Long-term Debt, Noncurrent					763,393	821,276		109,952
Other Long-term Debt, Current	[1]				¥ 810,889	849,625		116,791
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis			10 years
Proceeds from (Repayments of) Debt, Total			¥ 728,116
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis			2 years
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Two Months [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total			¥ 23,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within One Year [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total			82,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Ten Years [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total			623,116
Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Percentage of ownership					5.825%
Due to Affiliate					¥ 100,000	¥ 100,000
Yingli Hainan [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments			¥ 728,116
Percentage of ownership			21.84%
Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Long Term Debt Including Accrued Interest Current					233,135			33,578	$ 135,339
Long Term Debt Including Accrued Interest					763,393			$ 109,952	$ 821,276
Unrelated Entity Three [Member] | Equity Interest Repurchase Payable [Member] | Land Use Rights [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis			10 years
Unrelated Entity Three [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis						5 years
Debt Instrument, Interest Rate, Stated Percentage						5.00%			5.00%
Proceeds from (Repayments of) Debt, Total						¥ 100,000
Unrelated Entity Three [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments				¥ 100,000	100,000
Percentage of ownership				5.825%
Unrelated Entity Four [Member]
Variable Interest Entity [Line Items]
Percentage of ownership							5.50%
Unrelated Entity Four [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis						2 years
Debt Instrument, Interest Rate, Stated Percentage						6.15%			6.15%
Proceeds from (Repayments of) Debt, Total						¥ 100,000
Unrelated Entity Four [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments | $							$ 100,000
Unrelated Entity Four [Member] | Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member]
Variable Interest Entity [Line Items]
Payables To Non-Controlling Interest Holders					100,000	¥ 100,000
Party C [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis		5 years
Payments to Acquire Equity Method Investments		¥ 23,000
Percentage of ownership		0.90%
Debt Instrument, Interest Rate, Stated Percentage		19.00%
Party B [Member]
Variable Interest Entity [Line Items]
Other Long-term Debt, Noncurrent					705,116
Other Long-term Debt, Current					¥ 100,000

[1]	Short-term borrowings and current portion of long-term debts consist of the following: